SCHEDULE OF CONCENTRATION RISKS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue	$ 17,771,485	$ 19,350,208
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 14,774,927	$ 13,837,042
Concentration risk, percentage	83.00%	72.00%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 1,041,966	$ 1,048,329
Concentration risk, percentage	6.00%	5.00%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 795,280	$ 2,236,276
Concentration risk, percentage	4.00%	12.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	87.00%	83.00%
Accounts receivable	$ 8,970,298	$ 5,871,789
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.00%	5.00%
Accounts receivable	$ 342,394	$ 355,419
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.00%	4.00%
Accounts receivable	$ 340,179	$ 304,341